NATIONWIDE(R) SEPARATE ACCOUNT TRUST

- Gartmore NSAT Emerging Markets Fund

- Gartmore NSAT International Growth Fund

- Gartmore NSAT Global Leaders Fund

- Gartmore NSAT European Growth Fund

- Gartmore NSAT Global Small Companies Fund

September 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES...............................................................  2
Gartmore NSAT Emerging Markets Fund..........................................  3
Gartmore NSAT International Growth Fund......................................  5
Gartmore NSAT Global Leaders Fund............................................  7
Gartmore NSAT European Growth Fund...........................................  9
Gartmore NSAT Global Small Companies Fund.................................... 11

MORE ABOUT THE FUNDS......................................................... 13
Principal Investments and Techniques......................................... 13
Principal Risks.............................................................. 14
Temporary Defensive Positions................................................ 15

MANAGEMENT................................................................... 16
Investment Adviser........................................................... 16
Subadviser................................................................... 16
Portfolio Management Teams................................................... 16

BUYING AND SELLING FUND SHARES............................................... 18
Buying Shares................................................................ 18
Selling Shares............................................................... 18
Dividends and Distributions.................................................. 19
Tax Status................................................................... 19

ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES
This prospectus provides information about the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund and Gartmore NSAT Global Small Companies Fund (together, the Funds).

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

         FUND SUMMARIES -- GARTMORE NSAT EMERGING MARKETS FUND
This section summarizes key information about the Funds. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 13.

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies located in emerging market countries. The Fund's investment objective may be changed without shareholder approval.

Villanova Global Asset Management Trust (VGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (Gartmore) as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 65% of its assets in companies located in emerging markets or developing countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time. The investment managers select regions or countries and companies they believe have the potential to deliver unexpected earnings growth.

The Fund invests primarily in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts.

Emerging market countries are countries that

- have been defined as emerging market countries by the International Finance Corporation.

- have a low-to-middle income economy according to the World Bank, or

- are listed as developing countries in World Bank publications.

There are over 25 countries that currently qualify as emerging market countries, including Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. [Inset Box]

The subadviser looks for emerging markets that are believed to have the potential for strong economic growth, and tries to avoid emerging markets that it believes might be politically or economically risky.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying companies with unexpected earnings growth potential.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

         Fund Summaries -- Gartmore NSAT Emerging Markets Fund

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

RISK OF HOLDING A SMALL NUMBER OF SECURITIES. Because the Fund typically holds fewer securities than other stock funds, the price fluctuations of any security will have a greater impact on the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.15%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             2.03%
OPERATING EXPENSES(4)

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.75%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by the adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $206     $637

         FUND SUMMARIES -- GARTMORE NSAT INTERNATIONAL GROWTH FUND

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests at least 65% of its assets in established companies located in at least three countries other than the United States. The investment managers select regions or countries, and companies they believe have the potential for unexpected growth.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying unexpected earnings growth.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

         Fund Summaries -- Gartmore NSAT International Growth Fund

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.00%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             1.88%
OPERATING EXPENSES(4)

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.60%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $191     $591

         FUND SUMMARIES -- GARTMORE NSAT GLOBAL LEADERS FUND

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of global leaders. A global leader is defined as a company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests at least 65% of its assets in equity securities of companies from at least three countries, including the U.S. The rationale for investing in global leaders arises from the increasing globalization of many industries coupled with the increasing importance of multinational strategies in leading corporations. Global leaders may be domiciled anywhere globally while adopting winning multinational strategies within their industries.

The subadviser adopts a sector approach and looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio management team then identifies which of these companies have earnings growth potential greater than that expected by the stock market.

The Fund primarily invests in equity securities which may include equity interests in investment funds or trusts, convertible securities, common stocks, preferred stocks, warrants, real estate investment trust securities and depository receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying unexpected earnings growth.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

         Fund Summaries -- Gartmore NSAT Global Leaders Fund

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)           None
(paid directly from your
investment)
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.00%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             1.88%
OPERATING EXPENSES(4)

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.55%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expense and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $191     $591

         FUND SUMMARIES -- GARTMORE NSAT EUROPEAN GROWTH FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 65% of its assets in established companies located in at least three countries in Europe. Gartmore, as subadviser, selects companies it believes have the potential to deliver unexpected earnings growth.

The Fund primarily invests in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, common stock, preferred stock real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

  - Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying companies with unexpected earnings growth potential.

  - The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

EURO RISK. The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

         Fund Summaries -- Gartmore NSAT European Growth Fund

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

Shareholder Fees(1)           None
(paid directly from your
investment)
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.00%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND(4)          1.88%
  OPERATING EXPENSES

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.60%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation between VGAMT and the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 year   3 years
-------------------------------------------------------------
                                             $191      $591

         FUND SUMMARIES -- GARTMORE NSAT GLOBAL SMALL COMPANIES FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of small U.S. and foreign companies. The Fund looks to invest in small companies with a strong and improving franchise that are well positioned to take advantage of growth opportunities in their industries. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore Global Partners as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the investment managers select regions or countries, and small companies they believe have the potential for unexpected growth.

Under normal market conditions, the Fund will invest at least 65% of assets in equity securities of small companies from at least three countries, including the U.S. The Fund considers a "small" company to be one whose market capitalization normally does not exceed $3 billion at time of purchase. Though considered small by this definition, some companies in which the Fund invests may be among the largest within their respective countries.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 65% allocation to global small company equity securities.

The Fund primarily invests in equity securities of U.S. and foreign small companies which may include equity interests in investment funds or trusts, convertible securities, common and preferred stocks, rights and warrants, real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying unexpected earnings growth.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

         Fund Summaries -- Gartmore NSAT Global Small Companies Fund

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)           None
(paid directly from your
investment)
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.15%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             2.03%
OPERATING EXPENSES(4)

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.75%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $206     $637

         MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the principal investment techniques described below to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For more information about the Funds' investment strategies and techniques, please refer to the Statement of Additional Information (SAI).

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

REITS. The Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

         More About the Funds

PRINCIPAL RISKS

FOREIGN RISK -- Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

   - COUNTRY -- General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

   - FOREIGN MARKETS -- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

   - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

   - CURRENCY -- A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

   - EUROPEAN ECONOMIC AND MONETARY UNION (EMU) -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected:

         - If the transition to euro, or EMU as a whole, does not proceed as planned.

         - If a participating country withdraws from EMU.

         - If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.

SMALL CAP RISK. Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

  - lack depth of management
  - lack a proven track record
  - be unable to generate funds necessary for growth or development
  - be developing or marketing new products or services for which markets are not yet established and may never become established
  - market products or services which may become quickly obsolete.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Global Asset Management Trust (VGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. VGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts.

Each Fund pays VGAMT a management fee, which is based on the Funds' average daily net assets.

Fund                                            Fee
----------------------------------------------------
Gartmore NSAT Emerging Markets                  1.15%
 ....................................................
Gartmore NSAT International Growth              1.00%
 ....................................................
Gartmore NSAT Global Leaders                    1.00%
 ....................................................
Gartmore NSAT European Growth                   1.00%
 ....................................................
Gartmore NSAT Global Small Companies            1.15%

SUBADVISER

Subject to the supervision of VGAMT and the Trustees, Gartmore will manage each Fund's assets in accordance with its investment objective and strategies. Gartmore makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $1 billion in assets.

Gartmore takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team not just one investment manager.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT EMERGING MARKETS FUND

Christopher Palmer and Philip Ehrmann of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Gartmore NSAT Emerging Markets Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Palmer joined Gartmore as an investment manager on the Pacific and Emerging Markets Equity Team in 1995. In 1999, he became responsible for managing U.S. portfolios for Gartmore.

Mr. Ehrmann joined Gartmore as Head of the Emerging Markets Equity team in 1995. Phillip has also managed U.S. portfolios for Gartmore since 1995.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT INTERNATIONAL GROWTH FUND

Stephen Watson, leader of the International Equities Team, is primarily responsible for the investment management of the Gartmore NSAT International Growth Fund.

Mr. Watson joined Gartmore in 1993 as a global fund manager. He is currently the Chief Investment Officer for Gartmore and a member of Gartmore's Global Policy Group.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT GLOBAL LEADERS FUND

Gary Smith, Brian O'Neill and Neil Rogan, Gartmore's global specialists, are responsible for managing the Gartmore NSAT Global Leaders Fund.

Gary Smith joined Gartmore as Head of the Investment Risk Consultancy Team in 1990. He provides full quantitative research support for Gartmore's active investment managers. He also advises clients in the area of long-term strategy and issues related to benchmarks and risk controls. Mr. Smith became responsible for managing U.S. portfolios for Gartmore in 2000.

Brian O'Neill joined Gartmore in 1981 and became responsible for managing U.S. portfolios for Gartmore in 1997.

Neil Rogan joined Gartmore as Head of the Asia Pacific Team in September of 1997. In 2000, he became responsible for managing U.S. portfolios for Gartmore and is currently head of the International Equities Team. Prior to joining Gartmore, Mr. Rogan served as a Director and senior fund manager for Jardine Fleming Investment Management in Hong Kong from 1992 to 1997.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT EUROPEAN GROWTH FUND

The European Equity Team is responsible for the investment management of the Gartmore NSAT European Growth Fund.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT GLOBAL SMALL COMPANIES FUND

The Global Small Companies Team is responsible for the investment management of the Gartmore NSAT Global Small Companies Fund.

         BUYING AND SELLING FUND SHARES

BUYING SHARES

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Funds may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. A Fund then uses the proceeds to buy securities for its portfolio. Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV of a Fund's shares is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

  - Christmas Day
  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as a Fund's administrator or its agent determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

You can sell -- also known as redeeming -- at any time, subject to certain restrictions described below. The redemption price will be the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES. Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- SAI (incorporated by reference in this Prospectus)

- Annual Report (as available)

- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of the Funds' documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-3213

NATIONWIDE(R) SEPARATE ACCOUNT TRUST

- Gartmore NSAT Emerging Markets Fund

- Gartmore NSAT International Growth Fund

September 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES.................................................................2
Gartmore NSAT Emerging Markets Fund............................................3
Gartmore NSAT International Growth Fund........................................5

MORE ABOUT THE FUNDS...........................................................7
Principal Investments and Techniques...........................................7
Principal Risks................................................................8
Temporary Defensive Positions..................................................9

MANAGEMENT....................................................................10
Investment Adviser............................................................10
Subadviser....................................................................10
Portfolio Management Teams....................................................10

BUYING AND SELLING FUND SHARES................................................11
Buying Shares.................................................................11
Selling Shares................................................................11
Dividends and Distributions...................................................12
Tax Status....................................................................12

ADDITIONAL INFORMATION................................................BACK COVER

FUND SUMMARIES

This prospectus provides information about the Gartmore NSAT Emerging Markets Fund and the Gartmore NSAT International Growth Fund (together, the Funds).

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

FUND SUMMARIES -- GARTMORE NSAT EMERGING MARKETS FUND

This section summarizes key information about the Funds. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 7.

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies located in emerging market countries. The Fund's investment objective may be changed without shareholder approval.

Villanova Global Asset Management Trust (VGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (Gartmore) as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 65% of its assets in companies located in emerging markets or developing countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time. The investment managers select regions or countries and companies they believe have the potential to deliver unexpected earnings growth.

The Fund invests primarily in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts.

Emerging market countries are countries that

- have been defined as emerging market countries by the International Finance Corporation.

- have a low-to-middle income economy according to the World Bank, or

- are listed as developing countries in World Bank publications.

There are over 25 countries that currently qualify as emerging market countries, including Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. [Inset Box]

The subadviser looks for emerging markets that are believed to have the potential for strong economic growth, and tries to avoid emerging markets that it believes might be politically or economically risky.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying companies with unexpected earnings growth potential.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Fund Summaries -- Gartmore NSAT Emerging Markets Fund

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

RISK OF HOLDING A SMALL NUMBER OF SECURITIES. Because the Fund typically holds fewer securities than other stock funds, the price fluctuations of any security will have a greater impact on the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.15%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             2.03%
OPERATING EXPENSES(4)

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.75%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by the adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $206     $637

FUND SUMMARIES -- GARTMORE NSAT INTERNATIONAL GROWTH FUND

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests at least 65% of its assets in established companies located in at least three countries other than the United States. The investment managers select regions or countries, and companies they believe have the potential for unexpected growth.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying unexpected earnings growth.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

Fund Summaries -- Gartmore NSAT International Growth Fund

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about September 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.00%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             1.88%
OPERATING EXPENSES(4)

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on September 1, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.

(4) For the fiscal year ending December 31, 2000, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.60%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $191     $591

MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the principal investment techniques described below to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For more information about the Funds' investment strategies and techniques, please refer to the Statement of Additional Information (SAI).

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

REITS. The Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

More About the Funds

PRINCIPAL RISKS

FOREIGN RISK -- Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

   - COUNTRY -- General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

   - FOREIGN MARKETS -- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

   - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

   - CURRENCY -- A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

   - EUROPEAN ECONOMIC AND MONETARY UNION (EMU) -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected:

         - If the transition to euro, or EMU as a whole, does not proceed as planned.

         - If a participating country withdraws from EMU.

         - If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.

SMALL CAP RISK. Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

  - lack depth of management
  - lack a proven track record
  - be unable to generate funds necessary for growth or development
  - be developing or marketing new products or services for which markets are not yet established and may never become established
  - market products or services which may become quickly obsolete.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT

INVESTMENT ADVISER

Villanova Global Asset Management Trust (VGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. VGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts.

Each Fund pays VGAMT a management fee, which is based on the Funds' average daily net assets.

Fund                                               Fee
-------------------------------------------------------
Gartmore NSAT Emerging Markets                     1.15%
 .......................................................
Gartmore NSAT International Growth                 1.00%

SUBADVISER

Subject to the supervision of VGAMT and the Trustees, Gartmore will manage each Fund's assets in accordance with its investment objective and strategies. Gartmore makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $1 billion in assets.

Gartmore takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team not just one investment manager.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT EMERGING MARKETS FUND

Christopher Palmer and Philip Ehrmann of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Gartmore NSAT Emerging Markets Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Palmer joined Gartmore as an investment manager on the Pacific and Emerging Markets Equity Team in 1995. In 1999, he became responsible for managing U.S. portfolios for Gartmore.

Mr. Ehrmann joined Gartmore as Head of the Emerging Markets Equity team in 1995. Phillip has also managed U.S. portfolios for Gartmore since 1995.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT INTERNATIONAL GROWTH FUND

Stephen Watson, leader of the International Equities Team, is primarily responsible for the investment management of the Gartmore NSAT International Growth Fund.

Mr. Watson joined Gartmore in 1993 as a global fund manager. He is currently the Chief Investment Officer for Gartmore and a member of Gartmore's Global Policy Group.

BUYING AND SELLING FUND SHARES

BUYING SHARES

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Funds may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. A Fund then uses the proceeds to buy securities for its portfolio. Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV of a Fund's shares is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

  - Christmas Day
  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as a Fund's administrator or its agent determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

You can sell -- also known as redeeming -- at any time, subject to certain restrictions described below. The redemption price will be the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES. Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- SAI (incorporated by reference in this Prospectus)

- Annual Report (as available)

- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of the Funds' documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-3213

APO-4930

NATIONWIDE(R) SEPARATE ACCOUNT TRUST

- Nationwide Global Technology and
   Communications Fund

- Nationwide Growth Focus Fund II

September 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES...............................................................  2
Nationwide Global Technology and Communications Fund.........................  3
Nationwide Growth Focus Fund II..............................................  5

MORE ABOUT THE FUNDS.........................................................  7
Risks and Techniques.........................................................  7
Temporary Defensive Positions................................................  9

MANAGEMENT................................................................... 10
Investment Adviser........................................................... 10
Portfolio Manager............................................................ 10
Subadviser................................................................... 10

BUYING AND SELLING FUND SHARES............................................... 11
Who Can Buy Shares of the Funds.............................................. 11
Selling Shares............................................................... 11
Dividends and Distributions.................................................. 11
Tax Status................................................................... 12

ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES
This prospectus provides information about two funds offered by the Nationwide Separate Account Trust (together, the Funds).

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

FUND SUMMARIES                             NATIONWIDE GLOBAL TECHNOLOGY
                                                AND COMMUNICATIONS FUND
This section summarizes key information about the Funds. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page seven.

OBJECTIVE

The Fund seeks long term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL STRATEGIES

The Fund invests primarily and at least 65% of its total assets, in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communications related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. A security will generally be considered appropriate if (as determined by the investment adviser) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the industry or industries designated for the Fund.

TECHNOLOGY:
The use of science to create new products and services. The industry comprises information technology and communications as well as medical, environmental and biotechnology.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. However, normally at least 65% of its total assets will be invested in companies in at least three different countries, one of which may be the U.S. If the portfolio manager thinks that advantageous investment opportunities exist in countries with emerging securities markets, the Fund will invest in those countries.

The Fund may invest in companies of any size. The Fund may invest in securities of large companies that are well established in the world technology market because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

  - Above-average per share earnings growth

  - High return on invested capital

  - A healthy balance sheet

  - Sound financial and accounting policies and overall financial strength

  - Strong competitive advantages

  - Effective research and product development and marketing

  - Development of new technologies

  - Efficient service

  - Pricing flexibility

  - Strong management

  - General operating characteristics that will enable the company to compete successfully in its respective markets

The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's

         FUND SUMMARIES

performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

SECTOR RISK. The Fund may be susceptible to factors affecting technology and communications and technology-and communications-related industries and therefore the value of the Fund's investments may be more volatile than other funds that invest in a broader range of securities across different industries.

PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page seven.

PERFORMANCE

No performance information is provided because the Fund did not begin operations until on or about July 3, 2000.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees(2)                           0.98%
Other Expenses(3)                            0.73%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(4)      1.71%

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund commenced operations on July 3, 2000. As a result, the management fee represents the fee which is payable to the adviser under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and the adviser.

(4) For the fiscal year ending December 31, 2000, the adviser has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.35%. The Fund is authorized to reimburse the adviser for management fees previously waived and/or for the cost of Other Expenses paid by the adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse the adviser in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first five years from the time the Fund commenced operations.

    The expense limitation agreement has an initial term of one year and continues automatically for successive one year terms, provided that the Board approves such additional terms.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the fee waiver/expense reimbursement provisions currently in place for the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $174     $539

         FUND SUMMARIES                 NATIONWIDE GROWTH FOCUS FUND II
This section summarizes key information about the Funds. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of each Fund can be found in "More About the Funds" beginning on page seven.

OBJECTIVE

The Fund seeks long term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL STRATEGIES

Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, has chosen Turner Investment Partners, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The subadviser generally intends to be fully invested in these securities. The Fund may invest in equity securities of companies of any size regardless of market capitalization, industry, sector or country of organization: therefore, it may invest in both older, more well-established companies and in smaller, emerging growth companies. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks. By investing in different industries and capitalization ranges, the subadviser seeks to reduce the Fund's overall level of volatility. Ideally, when one area of the economy or capitalization range is out of favor, the other ranges will offer a counterbalancing influence.

Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price. [Inset Box]

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. Since the Fund normally concentrates in a core portfolio of 20 to 30 stocks, this risk may be increased. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund. In addition, a high portfolio turnover rate may have tax implications. Specifically, a high portfolio turnover rate may increase the portion of the Fund's capital gains that are realized for tax purposes. This may increase the Fund's taxable dividends in that year.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page seven.

         FUND SUMMARIES

PERFORMANCE

No performance information is provided because the Fund did not begin operations until on or about July 3, 2000.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder Fees(1)                          None
(paid directly from your investment)
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees(2)                           0.90%
Other Expenses(3)                            0.76%
----------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(4)      1.66%

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund commenced operations on July 3, 2000. As a result, the management fee represents the fee which is payable to the adviser under its contract with the Fund.

(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2000. These estimates do not take into account the expense limitation agreement between the Fund and the adviser.

(4) For the fiscal year ending December 31, 2000, the adviser has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.35%. The Fund is authorized to reimburse the adviser for management fees previously waived and/or for the cost of Other Expenses paid by the adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse the adviser in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first five years from the time the Fund commenced operations.

    The expense limitation agreement has an initial term of one year and continues automatically for successive one year terms, provided that the Board approves such additional terms.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and does not take into account the fee waiver/expense reimbursement provisions currently in place for the Fund reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $169     $523

         MORE ABOUT THE FUNDS

RISKS AND TECHNIQUES

The Funds may use the principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For additional information about the Funds' investment strategies and techniques, see the Statement of Additional Information (SAI).

PRINCIPAL RISKS

SMALL CAP RISK. Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

  - lack depth of management

  - lack a proven track record

  - be unable to generate funds necessary for growth or development

  - be developing or marketing new products or services for which markets are not yet established and may never become established

  - market products or services which may become quickly obsolete.

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

  - COUNTRY. General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

  - FOREIGN MARKETS. The Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

  - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

  - COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

         MORE ABOUT THE FUNDS

  - CURRENCY. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

  - EUROPEAN ECONOMIC AND MONETARY UNION (EMU). A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Fund could be adversely affected:

    - If the transition to euro, or EMU as a whole, does not proceed as planned.

    - If a participating country withdraws from EMU.

    - If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which the fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.

OTHER INVESTMENT TECHNIQUES

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

SHORT SALES. In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives, and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), Three Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. VMF was organized in 1999 and advises mutual funds. As of December 31, 1999, VMF and its affiliates had approximately $22.5 billion in assets under management.

For the Nationwide Growth Focus Fund II, VMF also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. VMF is also authorized to select and place portfolio investments on behalf of this Fund; however, VMF does not intend to do so at this time.

Each Fund pays VMF a management fee as set forth below. The management fee is based on the Fund's average daily net assets.

                    Fund                        Fee
----------------------------------------------------
Nationwide Global Technology
  and Communications Fund                      0.98%
 ....................................................

Nationwide Growth Focus Fund   Minimum      Base    Maximum
    II                           Fee         Fee      Fee
    Assets
-----------------------------------------------------------
  up to $500 million.........   0.68%       0.90%    1.10%
  $500 million - $2             0.62%       0.80%    0.98%
    billion..................
  $2 billion + ..............   0.91%       0.75%    0.59%

For the Nationwide Growth Focus Fund II, the management fee given above is a base fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees. The Fund's SAI contains detailed information about any possible performance based adjustments to the management fees.

PORTFOLIO MANAGER -- NATIONWIDE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Aaron Harris is the portfolio manager for the Global Technology and Communications Fund. Prior to joining VMF in April 2000, Mr. Harris was portfolio manger for the Nicholas-Applegate Global Technology Fund from 1998-March, 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995-1997.

SUBADVISER -- NATIONWIDE GROWTH FOCUS FUND II

Multi-Management Structure. VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows VMF to revise a subadvisery agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

VMF provides the following oversight and evaluation services to the Fund:

  - performing initial due diligence on prospective subadviser for the Fund

  - monitoring the performance of the subadviser through ongoing analysis, as well as periodic consultations

  - communicating performance expectations and evaluations to the subadviser

  - ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that the subadviser or Fund will obtain favorable results at any given time.

The Subadviser. Subject to the supervision of VMF and the Trustees, a subadviser will manage the Fund's assets in accordance with a Fund's investment objective and strategies. The subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Turner Investment Partners, Inc. (Turner), 1235 Westlakes Drive, Suite 350, Berwyn PA 19312-2414, an SEC-registered adviser, serves as the subadviser to the Growth Focus Fund II. Turner, which was founded in 1998, serves as investment adviser to other investment companies, as well as other separate investment portfolios.

As of March 31, 1999, Turner had approximately $3.3 billion in assets under management.

         BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Funds may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV of a Fund's shares is determined by dividing the total market value of the securities owned by a Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

  - Christmas Day
  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available, or if Villanova SA Capital Trust (VSA) as a Fund's administrator or its agent determines a price does not represent fair value, a Fund's investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

You can sell -- also known as redeeming -- at any time, subject to certain restrictions described below. The redemption price will be the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES. Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

         DISTRIBUTIONS AND TAXES

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference in this Prospectus)

- Annual Report (which contains a discussion of the market conditions and investment strategies that have significantly affected each Fund's performance)

- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of the Funds' documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION


                                SEPTEMBER 1, 2000


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                        Nationwide Strategic Growth Fund
                         Nationwide Strategic Value Fund
                          Nationwide Equity Income Fund
                        Nationwide High Income Bond Fund
                            Nationwide Balanced Fund
                        Nationwide Multi Sector Bond Fund
                         Nationwide Small Cap Value Fund
   Nationwide Small Cap Growth Fund (formerly Nationwide Select Advisers Small
                                Cap Growth Fund)
       Nationwide Global 50 Fund (formerly Nationwide Global Equity Fund) Nationwide Mid Cap Index Fund (formerly Nationwide Select Advisers Mid Cap
                                     Fund)
                          Nationwide Small Company Fund
                             Nationwide Income Fund
                                Total Return Fund
                            Capital Appreciation Fund
                              Government Bond Fund
                                Money Market Fund
                         Nationwide Growth Focus Fund II
             Nationwide Global Technology and Communications Fund II
                     Nationwide Global Life Sciences Fund II
                            Nationwide Quest Fund II
                       Gartmore NSAT Emerging Markets Fund
                     Gartmore NSAT International Growth Fund
                        Gartmore NSAT Global Leaders Fund
                       Gartmore NSAT European Growth Fund
                    Gartmore NSAT Global Small Companies Fund



      Nationwide Separate Account Trust is a registered open-end investment company currently consisting of 25 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

      This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses for each of the Nationwide Strategic Growth Fund, Nationwide Strategic Value Fund, Nationwide Equity Income Fund, Nationwide High Income Bond Fund, Nationwide Balanced Fund, Nationwide Multi Sector Bond Fund, Nationwide Small Cap Value Fund, Nationwide Small Cap Growth Fund (formerly Nationwide Select Advisers Small Cap Growth Fund),

Nationwide Global 50 Fund (formerly Nationwide Global Equity Fund), Nationwide Mid Cap Index Fund (formerly Nationwide Select Advisers Mid Cap Fund), Nationwide Small Company Fund, Nationwide Income Fund, Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund dated May 1, 2000; the Prospectus for the Nationwide Growth Focus Fund II and Nationwide Quest Fund II Fund dated August 1, 2000; the Prospectus for the Nationwide Global Technology and Communications Fund II and Nationwide Global Life Sciences Fund II dated _________; and/or the Prospectus for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, and Gartmore NSAT Global Small Companies Fund dated August 28, 2000. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

General Information and History...........................................  1
Additional Information on Portfolio Instruments and Investment Policies...  1
Investment Restrictions................................................... 41
Major Shareholders........................................................ 48
Trustees and Officers of the Trust........................................ 49
Calculating Yield and Total Return........................................ 51
Investment Advisory and Other Services.................................... 54
Brokerage Allocations..................................................... 69
Purchases, Redemptions and Pricing of Shares.............................. 76
Additional Information.................................................... 77
Tax Status................................................................ 78
Other Tax Consequences.................................................... 79
Tax Consequences to Shareholders.......................................... 81
Financial Statements...................................................... 81
Appendix A - Bond Ratings................................................. 82

GENERAL INFORMATION AND HISTORY

      Nationwide Separate Account Trust is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 25 separate series, each with its own investment objective. Each of the Funds, except for the Nationwide Small Company Fund, Nationwide Strategic Growth Fund, Nationwide Income Fund and the Nationwide Growth Focus Fund II, is a diversified fund as defined in the Investment Company Act of 1940.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

      The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

                                                        CAPITAL                        MID   SMALL  SMALL    SMALL
                                                       APPRECIA- STRATEGIC  STRATEGIC  CAP   COM-    CAP      CAP   GLOBAL  EQUITY
         TYPE OF INVESTMENT OR TECHNIQUE                 TION     GROWTH      VALUE   INDEX  PANY   GROWTH   VALUE    50    INCOME
-----------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                         Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                           Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Small company stocks                                                Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Special situation companies                                         Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                        Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities                                      Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities                  Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Limited liability companies                                                                                                    Y
-----------------------------------------------------------------------------------------------------------------------------------
Investment companies                                       Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Real estate securities                                              Y           Y      Y       Y      Y                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                              Y                           Y       Y      Y                Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Depository receipts                                                                    Y       Y      Y         Y              Y
-----------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging markets                                          Y      Y                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Convertible securities                                     Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                             Y        Y           Y      Y       Y      Y         Y              Y
-----------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                            Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities                                                                                          Y
-----------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                              Y                  Y       Y      Y                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Step-coupon securities                                                                                                         Y
-----------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                                   Y                  Y              Y                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                                         Y                  Y              Y                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Brady bonds
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                           Y           Y      Y       Y      Y                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)                                                                       Y
-----------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper                                                                       Y                               Y
-----------------------------------------------------------------------------------------------------------------------------------
Duration
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government securities                                 Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Money market instruments                                   Y        Y           Y      Y       Y      Y         Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                          Y           Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                             MULTI   HIGH           GROWTH
                                                       TOTAL             GOVERNMENT         SECTOR  INCOME  MONEY    FOCUS  QUEST
         TYPE OF INVESTMENT OR TECHNIQUE               RETURN  BALANCED    BOND     INCOME   BOND    BOND   MARKET    II      II
-----------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                       Y         Y                                   Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                         Y         Y                                   Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Small company stocks                                     Y                                             Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Special situation companies                                                                                           Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                      Y         Y        Y                  Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities                                    Y         Y        Y                  Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities                Y         Y        Y         Y        Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Limited liability companies                                                                            Y              Y
-----------------------------------------------------------------------------------------------------------------------------------
Investment companies                                     Y         Y        Y         Y        Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Real estate securities                                             Y                           Y       Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                            Y         Y                           Y       Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Depository receipts                                                Y                           Y       Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging markets              Y                           Y       Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Convertible securities                                   Y         Y                           Y       Y              Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                           Y         Y        Y         Y        Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                          Y         Y        Y         Y        Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities                              Y        Y         Y        Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                             Y        Y         Y        Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Step-coupon securities                                                                         Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                                  Y                           Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                                        Y                           Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Brady bonds                                                        Y                           Y
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                          Y                           Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                                Y                           Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)                                           Y                           Y               Y
-----------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper                                           Y                           Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Duration                                                                              Y        Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government securities                               Y         Y        Y         Y        Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Money market instruments                                 Y         Y        Y         Y        Y       Y       Y      Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                         Y        Y         Y        Y       Y
-----------------------------------------------------------------------------------------------------------------------------------

                                                   GLOBAL      GLOBAL                                                 NSAT
                                                 TECHNOLOGY     LIFE      NSAT       NSAT         NSAT      NSAT     GLOBAL
                                                    AND       SCIENCES  EMERGING INTERNATIONAL   GLOBAL   EUROPEAN    SMALL
            TYPE OF INVESTMENT OR TECHNIQUE    COMMUNICATIONS    II      MARKETS    GROWTH       LEADERS   GROWTH   COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                      Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                        Y                    Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Small company stocks                                    Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Special situation companies                             Y                    Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                     Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities                                   Y                    Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities                                    Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Limited liability companies
-----------------------------------------------------------------------------------------------------------------------------------
Investment companies                                    Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
Real estate securities                                                       Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                           Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Depository receipts                                     Y                    Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging markets   Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Convertible securities                                  Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Long-term debt
-----------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                         Y         Y          Y         Y             Y                    Y
-----------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities
-----------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities
-----------------------------------------------------------------------------------------------------------------------------------
Step-coupon securities
-----------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds
-----------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities
-----------------------------------------------------------------------------------------------------------------------------------
Brady bonds
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt
-----------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)                                                     Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper                                                     Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Duration
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government securities                              Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Money market instruments                                Y         Y          Y         Y             Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                        CAPITAL                        MID   SMALL  SMALL    SMALL
                                                       APPRECIA- STRATEGIC  STRATEGIC  CAP   COM-    CAP      CAP   GLOBAL  EQUITY
         TYPE OF INVESTMENT OR TECHNIQUE                 TION     GROWTH      VALUE   INDEX  PANY   GROWTH   VALUE    50    INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                                Y          Y              Y
-----------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                                              Y          Y              Y
-----------------------------------------------------------------------------------------------------------------------------------
Bank obligations                                           Y         Y          Y         Y    Y      Y                 Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                      Y         Y          Y         Y    Y      Y          Y      Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                        Y          Y         Y    Y      Y          Y      Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                                             Y          Y         Y    Y      Y          Y      Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                                                                   Y           Y                 Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Options                                                                                   Y           Y                 Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                                   Y          Y         Y    Y      Y                 Y
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                                                                     Y      Y
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                            Y         Y          Y         Y    Y      Y          Y      Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                                      Y          Y         Y    Y      Y          Y      Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Short sales                                                          Y          Y         Y    Y
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             MULTI   HIGH           GROWTH
                                                       TOTAL             GOVERNMENT         SECTOR  INCOME  MONEY    FOCUS  QUEST
         TYPE OF INVESTMENT OR TECHNIQUE               RETURN  BALANCED    BOND     INCOME   BOND    BOND   MARKET    II      II
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities                                         Y                    Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                               Y         Y          Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                             Y                    Y         Y                    Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                                           Y                    Y         Y    Y       Y
-----------------------------------------------------------------------------------------------------------------------------------
Bank obligations                                       Y          Y         Y          Y         Y    Y       Y       Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                  Y          Y         Y          Y         Y    Y       Y       Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                     Y                              Y    Y               Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                                          Y                              Y    Y               Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                                           Y                              Y    Y               Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Options                                                           Y                              Y    Y               Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                                                               Y                    Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                                                                       Y                    Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                        Y          Y         Y          Y         Y    Y       Y       Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                                   Y                    Y         Y    Y               Y    Y
-----------------------------------------------------------------------------------------------------------------------------------
Short sales                                                                                                           Y    Y
-----------------------------------------------------------------------------------------------------------------------------------

                                                   GLOBAL                                                                NSAT
                                                 TECHNOLOGY        GLOBAL    NSAT       NSAT         NSAT      NSAT     GLOBAL
                                                    AND             LIFE   EMERGING INTERNATIONAL   GLOBAL   EUROPEAN    SMALL
            TYPE OF INVESTMENT OR TECHNIQUE   COMMUNICATIONS II   SCIENCES  MARKETS    GROWTH       LEADERS   GROWTH   COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls
-----------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities
-----------------------------------------------------------------------------------------------------------------------------------
Bank obligations                                     Y                       Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                Y            Y          Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                        Y
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                     Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                              Y            Y          Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Options                                              Y                       Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                   Y            Y          Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                           Y            Y          Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                      Y            Y          Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                      Y            Y          Y            Y          Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------------
Short sales                                          Y
-----------------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION CONCERNING DURATION

      Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

      Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

      Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

      There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

      The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

      RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

      LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch/IBCA Investors Service, Inc. ("Fitch"), or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and
(iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

      Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

      Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

      Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

      U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government and its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

      MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the

United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

      Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are known as real estate mortgage investment conduits ("REMICs").

      Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

      In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund. See "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

      MONEY MARKET INSTRUMENTS. Money market instruments may include the following types of instruments:

      -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

      -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

      -- repurchase agreements;

      -- bank obligations;

      -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

      -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality;

      -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

      -- extendable commercial notes which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and the Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.


REPURCHASE AGREEMENTS

      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


LENDING PORTFOLIO SECURITIES

      A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.


SMALL COMPANY AND EMERGING GROWTH STOCKS

      Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.


SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

      INVESTMENT IN COMPANIES IN DEVELOPING OR EMERGING MARKET COUNTRIES. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

      The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

      The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

      Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

      Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

      Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      DEPOSITORY RECEIPTS. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      Each Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


FOREIGN COMMERCIAL PAPER

      A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.


BRADY BONDS

      Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds". Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

      Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."


REAL ESTATE SECURITIES

      Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").


CONVERTIBLE SECURITIES

      Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity.

      To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

      Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

      A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

      Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

      An investment in an enhanced convertible security or any other security may involve additional risks to the fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

      Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities. Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, a Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.


WARRANTS

      Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


PREFERRED STOCK

      Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

      A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Regulation D in the Securities Act of 1933 lists registered investment companies as accredited investors.

      Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


BORROWING

      A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes; for the Total Return Fund, the Capital Appreciation Fund, the Government Bond Fund and the Money Market Fund, this 5% limit is the only borrowing permitted. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.


DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

      The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

      SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.

      OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

      FUTURES CONTRACTS. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

      A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

      Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.


FORWARD CURRENCY CONTRACTS

      A Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

      A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

      A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Global 50 Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.


FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.


SECURITIES OF INVESTMENT COMPANIES

      As permitted by the Investment Company Act of 1940, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS

      Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

      Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.


FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.


ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

      Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

      Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

      Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


LOAN PARTICIPATIONS AND ASSIGNMENTS

      Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

      A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

      In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.


MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

      A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.

      Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

      Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.


TEMPORARY DEFENSIVE POSITIONS

      In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.


INVESTMENT RESTRICTIONS

       The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the Investment Company Act of 1940 or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities.

In addition, the Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Small Cap Growth Fund, Global 50 Fund and Mid Cap Index Fund:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Also, Strategic Growth Fund, Small Company Fund and Income Fund:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

In addition, the Nationwide Quest Fund II:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

And Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund will be deemed to be in compliance with this restriction as long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

      The following are the NON-FUNDAMENTAL operating policies of the Nationwide Strategic Growth Fund, Nationwide Strategic Value Fund, Nationwide Equity Income Fund, Nationwide High Income Bond Fund, Nationwide Balanced Fund, Nationwide Multi Sector Bond Fund, Nationwide Small Cap Value Fund, Nationwide Small Cap Growth Fund, Nationwide Global 50 Fund, Nationwide Mid Cap Index Fund, Nationwide Small Company Fund, Nationwide Income Fund, Nationwide Growth Focus Fund II, Gartmore Quest Fund II, Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, and Gartmore NSAT Global Small Companies Fund which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

- Sell securities short (except for the Mid Cap Index Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Mid Cap Index Fund may only sell securities short in accordance with the description contained in its Prospectus.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

      The following are the NON-FUNDAMENTAL operating policies of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No Fund may:

-    Make short sales of securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

      The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.


PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 1999 and 1998 were as follows:


--------------------------------------------------------------------------------
             FUND                     1999                               1998

--------------------------------------------------------------------------------
Strategic Growth(1)                 637.83%                             369.83%

--------------------------------------------------------------------------------
Strategic Value                     113.30%                              68.65%

--------------------------------------------------------------------------------

Equity Income                        45.16%                              49.12%

--------------------------------------------------------------------------------
High Income Bond                     22.04%                              24.25%

--------------------------------------------------------------------------------
Balanced                            103.69%                             137.35%

--------------------------------------------------------------------------------
Multi Sector Bond                   242.89%                             287.69%

--------------------------------------------------------------------------------
Small Cap Value                     270.26%                             283.65%

--------------------------------------------------------------------------------
Small Cap Growth                    130.98%                                 N/A

--------------------------------------------------------------------------------
Global 50                            79.22%                              59.01%

--------------------------------------------------------------------------------
Mid Cap Index(2)                    275.04%                             119.37%

--------------------------------------------------------------------------------
Small Company                       134.74%                             141.27%

--------------------------------------------------------------------------------
Income(3)                            88.39%                             157.21%

--------------------------------------------------------------------------------
Total Return                         29.95%                              17.13%

--------------------------------------------------------------------------------
Capital Appreciation                 24.70%                              10.67%

--------------------------------------------------------------------------------
Government Bond                      51.61%                              32.03%

--------------------------------------------------------------------------------
Growth Focus II(4)                      N/A                                 N/A

--------------------------------------------------------------------------------
Quest II(4)                             N/A                                 N/A

--------------------------------------------------------------------------------
Global Tech. & Comm.

--------------------------------------------------------------------------------
Global Life Sciences                    N/A                                 N/A

--------------------------------------------------------------------------------
NSAT Emerging Markets(5)                N/A                                 N/A

--------------------------------------------------------------------------------
NSAT International Growth(5)            N/A                                 N/A

--------------------------------------------------------------------------------
NSAT Global Leaders(5)                  N/A                                 N/A

--------------------------------------------------------------------------------
NSAT European Growth(5)                 N/A                                 N/A

--------------------------------------------------------------------------------
NSAT Global Small Companies(5)          N/A                                 N/A
--------------------------------------------------------------------------------

--------
(1) The portfolio turnover for the Strategic Growth Fund increased significantly during the fiscal year ended December 31, 1999 due to market volatility and the Fund's decision to take advantage of investment opportunities in Internet related companies consistent with the Fund's principal investment strategies.

(2) The portfolio turnover for the Mid Cap Index Fund increased significantly during the fiscal year ended December 31, 1999 due to its change in strategies from an actively managed fund to an index fund and the need to sell securities in order to purchase the securities in the index.

(3) The portfolio turnover for the Income Fund decreased significantly during the fiscal year ended December 31, 1999. This can be attributed to the Fund's rapid growth in 1999 which allowed the Fund to restructure itself by using incoming periodic contributions, thereby alleviating the need to sell existing portfolio assets to change the Fund's capital structure.

(4) The Nationwide Growth Focus Fund II and Gartmore NSAT Millenium Growth Fund commenced operations on August 1, 2000.

(5) NSAT Emerging Markets Fund, NSAT International Growth Fund, NSAT Global Leaders Fund, NSAT European Growth Fund and NSAT Global Small Companies Fund commenced operations on September 1, 2000.

High portfolio turnover rate will generally result in higher brokerage expenses.

INSURANCE LAW RESTRICTIONS

      In connection with the Trust's agreement to sell shares to the Accounts, Villanova Mutual Fund Capital Trust ("VMF"), Villanova Global Asset Management Trust ("VGAMT") (collectively, the "Advisers) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

      As of June 2, 2000, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over 100% of the Balanced Fund shares, 100% of the Multi Sector Bond Fund shares, 100% of the Small Cap Value Fund shares, 100% of the Global 50 Fund shares, 100% of the Mid Cap Index Fund shares, 100% of the Small Cap Growth Fund, 100% of the Strategic Growth Fund shares, 100% of the Strategic Value Fund shares, 100% of the Equity Income Fund shares, 100% of the High Income Bond Fund shares, 99.2% of the Small Company Fund shares, 100% of the Total Return Fund shares, 100% of the Government Bond Fund shares, 99.5% of the Capital Appreciation Fund shares, and 100% of the Money Market Fund shares, respectively. As of April 1, 2000, the following portfolios of Nationwide Asset Allocation Trust had shared voting and investment power over shares of the Income Fund: Moderately Aggressive Portfolio, 13.9%, Moderate Portfolio, 25.6%; Moderately Conservative Portfolio, 14.5%; and Conservative Portfolio, 13.1%. Nationwide Asset Allocation Trust is a registered investment company advised by Villanova SA Capital Trust, an affiliate of VMF, and sold to separate accounts of Nationwide Life Insurance Company.

      Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), each of which is a mutual company owned by its policyholders.

      As of June 2, 2000, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST


TRUSTEES AND OFFICERS

      The business and affairs of the Trust are managed under the direction of its board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

      The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

CHARLES E. ALLEN, TRUSTEE, Age 52
[Address]
Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark family of companies (real estate development, investment and asset management).

PAULA H.J. CHOLMONDELEY, TRUSTEE, Age 50
[Address]
Ms. Cholmondeley is Vice President and General Manager of Special Products at Sappi Fire Paper North America. Prior to that, she has held various positions with Owens Corning, including Vice President and Special Manager of the Residential Insulation Division, President of the MIRAFLEX Fibers Division, and Vice President of Business Development and Global Sourcing.

C. BRENT DEVORE, TRUSTEE, Age 58
111 N. West Street, Westerville, Ohio 43081
Dr. DeVore is President of Otterbein College.

ROBERT M. DUNCAN, TRUSTEE, Age 71
1397 Haddon Road Columbus, Ohio 43209
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

BARBARA HENNIGAR, TRUSTEE, Age 64
[Address]
Ms. Hennigar is Chairman of OppenheimerFunds Services and Shareholder Services Inc. Prior to that, she served as President and Chief Executive Officer of OppenheimerFunds Services.

PAUL J. HONDROS, TRUSTEE, Age 51
[Address]
Mr. Hondros is President and Chief Executive Officer of Villanova Mutual Fund Capital Trust, Villanova Capital, Inc. and Villanova SA Trust. Prior to that, Mr. Hondros served as President and Chief Operations Officer of Pilgrim Baxter and Associates, Ltd., an investment management firm, and its affiliated fixed income investment management arm, Pilgrim Baxter Value Investors, Inc. and as Executive Vice President to the PBHG Funds, PBHG Insurance Series Funds and PBHG Adviser Funds.

JOSEPH J. GASPER, TRUSTEE*, CHAIRMAN, Age 54
One Nationwide Plaza Columbus, Ohio 43215
Mr. Gasper is Director, President and Chief Operating Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

THOMAS J. KERR, IV, TRUSTEE, Age 65
4890 Smoketalk Lane Westerville, Ohio 43081
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, TRUSTEE, Age 43
55 East State Street, Columbus, Ohio 43215
Mr. Kridler is President of Columbus Association for the Performing Arts.

ARDEN L. SHISLER, TRUSTEE*, Age 58
P.O. Box 267, Dalton, Ohio 44618
Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm.

ROBERT J. WOODWARD, JR., TRUSTEE*, Vice-Chairman, Age 56
One Nationwide Plaza Columbus, Ohio 43215
Mr. Woodward is Executive Vice President - Chief Investment Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company.

DAVID C. WETMORE, TRUSTEE, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia 20190
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., TREASURER, Age 42
Three Nationwide Plaza Columbus, Ohio 43215
Mr. Laird is Senior Vice President - Product Development for Villanova Capital, Inc. and Vice President and General Manager of Nationwide Advisory Services, Inc., an affiliate of VMF. He was formerly Treasurer of Nationwide Advisory Services, Inc.

ELIZABETH A. DAVIN, SECRETARY, Age 35
One Nationwide Plaza Columbus, Ohio 43215
Ms. Davin is a member of the Office of General Counsel and Assistant General Counsel of Villanova Capital, Inc.

------------

* A Trustee who is an "interested person" of the Trust as defined in the 1940
Act.

** All of the Trustees are also Trustees of Nationwide Mutual Funds. DeVore, Duncan, Gasper, Kerr, Kridler, Shisler, Wetmore and Woodward are also Trustees of and Nationwide Asset Allocation Trust. Nationwide Mutual Funds and Nationwide Asset Allocation Trust are registered investment companies in the Nationwide fund complex. Laird and Davin are also officers of Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

AFFILIATED PERSONS OF THE TRUST AND THE ADVISER

      Mr. Joseph J. Gasper, Trustee and Chairman of the Trust, is also Vice Chairman of the Board of Directors of VMF, VGAMT and NFS. Mr. Arden L. Shisler, Trustee of the Trust, is also a member of the Board of Directors of NFS and other Nationwide Insurance entities. Mr. Robert J. Woodward, Jr., Trustee and Vice-Chairman of the Trust, is also a director for VMF and VGAMT.

      The Trust does not pay any fees to Officers or to Trustees who are also officers of VMF, VSA, VGAMT or their affiliates. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1999, and the aggregate compensation paid to each disinterested Trustee during the fiscal year ended December 31, 1999 by all 38 registered investment series to which VMF or its affiliates provide investment advisory services or fund administration services (the "Nationwide Fund Complex").

      The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 1999


-------------------------------------------------------------------------------
                                                                TOTAL
                                                          COMPENSATION FROM
                                      AGGREGATE            THE NATIONWIDE
                                    COMPENSATION            FUND COMPLEX
DISINTERESTED TRUSTEES             FROM THE TRUST        INCLUDING THE TRUST

-------------------------------------------------------------------------------
Charles E. Allen*                        N/A                        N/A

-------------------------------------------------------------------------------
Paula H.J. Cholmondeley*                 N/A                        N/A

-------------------------------------------------------------------------------
C. Brent DeVore                       $9,000                    $28,000

-------------------------------------------------------------------------------
Robert M. Duncan                      $9,000                    $28,000

-------------------------------------------------------------------------------
Barbara Henningar*                       N/A                        N/A

-------------------------------------------------------------------------------
Paul J. Hondros*                         N/A                        N/A

-------------------------------------------------------------------------------
Thomas J. Kerr, IV                    $9,000                    $28,000

-------------------------------------------------------------------------------
Douglas F. Kridler                    $9,000                    $28,000

-------------------------------------------------------------------------------
Dimon R. McFerson*                       N/A                        N/A

-------------------------------------------------------------------------------
Arden L. Shisler**                       N/A                        N/A

-------------------------------------------------------------------------------
David C. Wetmore                      $9,000                    $28,000

-------------------------------------------------------------------------------
------------

* Mr. Allen, Ms. Cholmondeley, Ms. Henningar, Mr. Hondros and Mr. McFerson were elected as Trustees on July 26, 2000.

** Mr. Shisler was elected as a Trustee on February 9, 2000.

PERFORMANCE ADVERTISING

      The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.


CALCULATING YIELD AND TOTAL RETURN


CALCULATING YIELD - THE MONEY MARKET FUND

      Any current yield quotations for the Money Market Fund, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 1999, the Fund's seven-day current yield was 5.40%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 1999, was 5.55%.

      The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


CALCULATING YIELD AND TOTAL RETURN - NON-MONEY MARKET FUNDS

      The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

      The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 1999, and the period from inception to December 31, 1999, are shown below.


                                                                      10 YEARS
              FUND                 1 YEAR             5 YEARS          OR LIFE
              -----                ------             -------          -------

Strategic Growth Fund(1)           84.75%                N/A           42.97%
Strategic Value Fund(1)            (3.07)%               N/A           (0.51)%
Equity Income Fund(1)              18.49%                N/A           16.37%
Multi Sector Bond Fund(1)           1.56%                N/A            2.41%
High Income Bond Fund(1)            3.19%                N/A            5.23%
Balanced Fund(1)                    0.87%                N/A            4.76%
Small Cap Value Fund(1)            27.84%                N/A            9.59%
Global 50 Fund(1)                  22.92%                N/A           19.89%
Mid Cap Index Fund(1)              20.92%                N/A           14.29%
Small Cap Growth Fund(2)             N/A                 N/A          105.01%
Small Company Fund(3)              44.02%                N/A           23.22%
Income Fund(4)                     (2.01)%               N/A            2.53%
Total Return Fund                   6.94%             20.78%           14.79%
Capital Appreciation Fund           4.28%             24.36%           17.27%
Money Market Fund                   4.84%              5.22%            4.99%
Government Bond Fund               (2.35%)             7.46%            7.67%
Growth Focus Fund II(5)              N/A                 N/A              N/A
NSAT Quest Fund II(5)                N/A                 N/A              N/A
Global Tech. & Comm.
Global Life Sciences
NSAT Emerging Markets(6)             N/A                 N/A              N/A
NSAT International Growth(6)         N/A                 N/A              N/A
NSAT Global Leaders(6)               N/A                 N/A              N/A
NSAT European Growth(6)              N/A                 N/A              N/A
NSAT Global Small Companies(6)       N/A                 N/A              N/A
------------

(1)    These Funds commenced operations on October 31, 1997.
(2)    This Fund commenced operations on May 1, 1999.
(3)    This Fund commenced operations on October 23, 1995.
(4)    This Fund commenced operations on January 20, 1998.
(5)    These Funds commenced operations on August 1, 2000.
(6)    These Funds commenced operations on September 1, 2000.

      Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of share entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 1999 were as follows:

              FUND                                           30-DAY YIELD
              -----                                           -----------
High Income Bond Fund                                             9.80%

Balanced Fund                                                     3.45%

Multi Sector Bond Fund                                            7.58%

Government Bond Fund                                              6.12%

Income Fund                                                       5.19%


CODE OF ETHICS

      Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).


INVESTMENT ADVISORY AND OTHER SERVICES

      Villanova Mutual Fund Capital Trust ("VMF") oversees the management of each of the Funds, other than the Gartmore NSAT Emerging Markets, NSAT International Growth, NSAT Global Leaders, NSAT European Growth and NSAT Global Small Companies Funds which are managed by Villanova Global Asset Management Trust ("VGAMT") (VMF and VGAMT referred to collectively as, the "Advisers"), pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor the subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of the Trustees affiliated with VMF and VGAMT. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by each firm in providing service under their respective Investment Advisory Agreements, other than the cost of investments.

      The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial two-year period, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

      VMF, a Delaware business trust, is a wholly owned subsidiary of Villanova Capital, Inc., 97% of the common stock of which is owned by NFS. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation to control NFS.

Nationwide Corporation, is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), each of which is a mutual company owned by its policyholders.

      VGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Global Holding, Inc. ("NGH"), a holding company. Nationwide Corporation owns 100% of the common stock of NGH and as such may control NGH. As stated previously, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

      Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

      Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

      Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the Funds (which were in existence at that time) and paid fees to the subadvisers pursuant to the Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for the Funds (effective September 27, 1999 for the Nationwide Mid Cap Index Fund) by NAS were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. VMF assumed all rights and responsibilities performed by NAS, including the supervision and monitoring of each Funds' subadviser(s), and the Fund's subadviser(s) continued to manage the Fund after the transfer to VMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Nationwide Mid Cap Index Fund.

      The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.


TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND AND MONEY MARKET FUND

      Prior to November 1, 1997, NAS received a fee computed and paid monthly at the annual rate equal to 0.50% of the average daily net assets of each Fund. As of November 1, 1997 (paid to VMF effective September 1, 1999), the following are the advisory fees expressed as an annual percentage of average daily net assets:

      FUND                             ADVISORY FEES
      ----                             ------------
      Total Return Fund and            0.60% on assets up to $1 billion


      FUND                             ADVISORY FEES
      ----                             ------------

      Capital Appreciation Fund        0.575% on assets of $1 billion and more
                                          but less than $2 billion
                                       0.55% on assets of $2 billion and more
                                          but less than $5 billion
                                       0.50% for assets of $5 billion and more

      Government Bond Fund             0.50% on assets up to $1 billion
                                       0.475% on assets of $1 billion and more
                                          but less then $2 billion
                                       0.45% on assets of $2 billion and more
                                          but less then $5 billion
                                       0.40% for assets of $5 billion and more

      Money Market Fund                0.40% on assets up to $1 billion
                                       0.38% on assets of $1 billion and more
                                          but less than $2 billion
                                       0.36% on assets of $2 billion and more
                                          but less then $5 billion
                                       0.34% for assets of $5 billion and more

      For the years ended December 31, 1998 and 1997, NAS received fees in the following amounts: Total Return Fund, $12,401,821 and $7,903,818, respectively; Capital Appreciation Fund, $4,402,924 and $1,759,412, respectively; Government Bond Fund, $3,015,171 and $2,231,930, respectively; and Money Market Fund, $5,043,088 and $4,969,345, respectively. For the year ended December 31, 1999 NAS/VMF received fees in the following amounts: $14,084,011 for the Total Return Fund, $6,579,545 for the Capital Appreciation Fund, $3,867,960 for the Government Bond Fund and $6,844,464 for the Money Market Fund.

      VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 0.78% on the Total Return Fund, 0.80% on the Capital Appreciation Fund, 0.66% on the Government Bond Fund and 0.55% on the Money Market Fund; however, this waiver may be discontinued upon prior written notice to shareholders.

NSAT QUEST FUND II

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                                       1.03% on assets up to $250 million
                                       1.00% on assets of $250 million and more
                                          but less than $1 billion
                                       0.97% on assets of $1 billion and more
                                          but less than $2 billion
                                       0.94% on assets of $2 billion and more
                                          but less than $5 billion
                                       0.91% for assets of $5 billion and more

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% until at least December 31, 2000. As of June 1, 2000, this Fund has not commenced operations.




GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND


GLOBAL LIFE SCIENCES FUND



EQUITY INCOME FUND

      Under the terms of its Investment Advisory Agreement, the Equity Income Fund pays to VMF a fee at the annual rate of 0.80% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95%; however, this waiver may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $46,531, net of waivers in the amount of $16,475. For the fiscal year ended December 31, 1999, NAS/VMF was paid $139,401 net of waivers in the amount of $28,960.

      Federated Investment Counseling ("Federated") is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $842 in fees to Federated. For the fiscal year ended December 31, 1998, NAS paid Federated $31,503. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $84,180.

      Federated, a Delaware business trust organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to an open number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies.


HIGH INCOME BOND FUND

      Under the terms of its Investment Advisory Agreement, the High Income Bond Fund pays to VMF a fee at the annual rate of .80% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $7,374. For the fiscal year ended December 31, 1998, NAS was paid $126,140 net of waivers in the amount of $32,820. For the fiscal year ended December 31, 1999, NAS/VMF was paid $313,448, net of waivers in the amount of $104,310.

      Federated Investment Counseling is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $3,687 in fees to Federated. For the fiscal year ended December 31, 1998, NAS paid Federated $79,480. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $202,180.


GLOBAL 50 FUND

      Under the terms of its Investment Advisory Agreement the Global 50 Fund pays to VMF a fee at the annual rate of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $8,799. For the fiscal year ended December 31, 1998, NAS was paid $101,488 net of waivers of $32,240. For the fiscal year ended December 31, 1999, NAS/VMF was paid $239,904, net of waivers in the amount of $126,090.

      J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the subadviser of the Fund. For the investment management services it provides to the Fund, J.P. Morgan receives an annual fee from VMF in an amount equal to 0.60% on assets up to $50 million and 0.55% on assets of $50 million and over. These fees are calculated at an annual rate based on the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $5,279 in fees to, J. P. Morgan. For the fiscal year ended December 31, 1998, NAS paid J.P. Morgan $80,237. For the fiscal year ended December 31, 1999, NAS/VMF paid J.P. Morgan $219,596.

      J.P. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 1999, J.P. Morgan and its affiliates had assets under management of approximately $349 billion, including approximately $3.2 billion in global equity portfolios.


MID CAP INDEX FUND

      Under the terms of its Investment Advisory Agreement the Fund pays to VMF a fee at the annual rate of 0.50% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65%; however, this waiver may be discontinued upon prior written notice to shareholders. Prior to September 27, 1999, advisory fees were paid under a different fee schedule. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees earned under the prior fee schedule in the amount of $5,371. For the fiscal year ended December 31, 1998, NAS was paid $50,235 net of waivers of $24,305, under the prior fee schedule. For the fiscal year ended December 31, 1999, NAS/VMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules.

      VMF has selected The Dreyfus Corporation ("Dreyfus"), as subadviser for the Mid Cap Index Fund. For the investment management services it provides to the Fund, Dreyfus receives an annual fee from VMF in an amount equal to

 -    0.10% on assets up to $250 million,
 -    0.09% on assets of $250 million and more but less than $500 million,
 -    0.08% on assets of $500 million and more but less than $750 million,
 -    0.07% on assets of $750 million and more but less than $1 billion, and
 -    0.05% on assets of $1 billion and more.

      These fees are calculated at an annual rate based on the Fund's average daily net assets. Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd and Rice, Hall, Jones & Associates were the subadvisers for the Fund. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $3,325 in fees to the previous subadvisers of the Fund under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid the previous subadvisers $46,144. For the fiscal year ended December 31, 1999, NAS/VMF paid the subadvisers $67,410 under the combined fee schedules.

      Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $488 billion in assets as of December 31, 1999, including approximately $129 billion in mutual fund assets. As of

December 31, 1999, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $2.2 trillion in assets.


BALANCED FUND

      Under the terms of its Investment Advisory Agreement, the Balanced Fund pays to VMF a fee at the annual rate of 0.75% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $1,605. For the fiscal year ended December 31, 1998, NAS was paid $131,136 net of waivers of $12,162. For the fiscal year ended December 31, 1999, NAS/VMF was paid $411,834, net of waivers in the amount of $57,656.

      J. P. Morgan is the subadviser of the Fund. For the investment management services it provides to the Fund, J. P. Morgan receives an annual fee from VMF in an amount equal to 0.35% on assets up to $100 million, and 0.30% on assets of $100 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $749 in fees to SBAM under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid SBAM $66,872. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $219,095.


MULTI SECTOR BOND FUND

      Under the terms of its Investment Advisory Agreement, the Multi Sector Bond Fund pays to VMF a fee at the annual rate of 0.75% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $1,724. For the fiscal year ended December 31, 1998, NAS was paid $132,978 net of waivers of $11,628. For the fiscal year ended December 31, 1999, NAS/VMF was paid $331,711, net of waivers in the amount of $64,933.

      Miller Anderson & Sherrerd, LLP ("MAS") is the subadviser of the Fund. For the investment management services it provides to the Fund, MAS receives an annual fee from VMF in the amount of 0.30% on assets up to $200 million, and 0.25% on assets of $200 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, SBAM was the Fund's subadviser. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $805 in fees to SBAM under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid SBAM $67,483. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $181,855.

      MAS is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management") and provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1999, MSDW Investment Management managed in excess of $145 billion in assets.

SMALL CAP VALUE FUND

      Under the terms of its Investment Advisory Agreement, the Small Cap Value Fund pays to VMF a fee at the annual rate of 0.90% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $2,029. For the fiscal year ended December 31, 1998, NAS was paid $128,764 net of waivers of $57,626. For the fiscal year ended December 31, 1999, NAS/VMF was paid $647,442, net of waivers in the amount of $215,567.

      The Dreyfus Corporation ("Dreyfus") is the subadviser of the Fund. For the investment management services it provides to the Small Cap Value Fund, Dreyfus receives an annual fee from VMF in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $1,127 in fees to Dreyfus. For the fiscal year ended December 31, 1998, NAS paid Dreyfus $103,550. For the fiscal year ended December 31, 1999, NAS/VMF paid Dreyfus $479,449.

      Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $488 billion in assets as of December 31, 1999, including approximately $129 billion in mutual fund assets. As of December 31, 1999, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $2.2 trillion in assets.


SMALL CAP GROWTH FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999 and did not incur any investment advisory fees prior to that date. NAS has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF waived all advisory fees in the amount of $47,647.

      VMF has selected three subadvisers, each of whom will each manage part of the Fund's portfolio. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by such subadviser. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF paid $25,989 to the subadvisers.

      The Small Cap Growth Fund's subadvisers are:

      Waddell & Reed Investment Management Company ("WRIMCO")
      Miller Anderson & Sherrerd, LLP ("MAS")
      Neuberger Berman, LLC ("Neuberger Berman")

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      Effective October 1, 2000, WRIMCO replaces Franklin Advisers, Inc., which is no longer a subadviser to the Fund. WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 1999, WRIMCO managed over $37.3 billion in assets.

      Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $54.4 billion of assets as of December 31, 1999. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.


STRATEGIC VALUE FUND AND STRATEGIC GROWTH FUND

      Under the terms of the Investment Advisory Agreement, each of the Strategic Value Fund and Strategic Growth Fund pays to VMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.00%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees for the Strategic Value and Strategic Growth Fund in the amount of $1,715 and $1,645, respectively. For the fiscal year ended December 31, 1998, NAS was paid $57,340 for the Strategic Value Fund and $19,683 for the Strategic Growth Fund net of waivers of $19,318 and $31,214, respectively. For the fiscal year ended December 31, 1999, NAS/VMF was paid $106,922 for the Strategic Value Fund and $34,683 for the Strategic Growth Fund, net of waivers of $211,042 and $72,875, respectively.

      VMF has selected Strong Capital Management, Inc. ("Strong") to be the subadviser to the Strategic Value Fund and the Strategic Growth Fund. Strong has subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to subadviser the Strategic Value Fund. For the investment management services provided to each Fund, Strong receives an annual fee from VMF in an amount equal to 0.50% on assets of each Fund up to $500 million and 0.45% on assets of each Fund of $500 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. Pursuant to its subcontract with Schafer Capital, Strong pays Schafer's subadvisory fees. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $953 and $914, respectively for the Strategic Value and Strategic Growth Funds, in fees to the subadviser. For the fiscal year ended December 31, 1998, Strong was paid $42,588 and $28,276 for the Strategic Value Fund and the Strategic Growth Fund, respectively. For the fiscal year ended December 31, 1999, Strong was paid $78,669 and $157,732 for the Strategic Value Fund and the Strategic Growth Fund, respectively.

      Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 1999, Strong had over $38 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

      Schafer Capital's controlling person and sole shareholder is David K. Schafer. Mr. Schafer has been in the investment management business for more than 25 years and founded Schafer Capital in 1981.


SMALL COMPANY FUND

      On September 1, 1999, at the time of the transfer of investment advisory services from NAS to VMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements Under these agreements, the revised management fee for the Fund is 0.93% on the Fund's first $250 million of average daily net assets, 0.95% on the next $750 million and 0.96% on assets of more than $1 billion, based on the Fund's average daily net assets. Prior to September 1, 1999, the Fund paid NAS a fee at the annual rate of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25%; however, this waiver may be discontinued upon prior written notice to shareholders. During the fiscal years ended December 31, 1998 and 1997, NAS received advisory fees in the amount of $3,598,194 and $2,520,540 respectively. For the fiscal year ended December 31, 1999, NAS/VMF received advisory fees of $3,805,726 under the combined fee schedules.

      VMF has selected four subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, VMF will manage a portion of the Fund's portfolio itself. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by a subadviser. During the fiscal years ended December 31, 1998 and 1997, the subadvisers were paid $2,119,688, $1,402,367 and $483,472 by NAS and for the fiscal year ended December 31, 1999, the subadvisers were paid $2,336,764 by NAS/VMF.

      The Small Company Fund's subadvisers are:
      The Dreyfus Company
      Neuberger Berman LLC
      Strong Capital Management, Inc.

      Lazard Asset Management

      Prior to May 1, 2000, Credit Suisse Asset Management, LLC also served as a subadviser to the Small Company Fund.

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser and VMF shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      Below is a brief description of each of the subadvisers.

      THE DREYFUS CORPORATION. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Small Company Fund's subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $488 billion in assets as of December 31, 1999, including approximately $129 billion in mutual fund assets. As of December 31, 1999, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $2.2 trillion in assets.

      NEUBERGER BERMAN L.L.C. Neuberger Berman also serves as a subadviser to the Fund. Neuberger Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $54.4 billion of assets as of December 31, 1999. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

      STRONG CAPITAL MANAGEMENT, INC. Strong, which also serves as one of the subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment adviser for each of the mutual funds within the Strong Family of Funds. As of December 31, 1999, Strong had over $38 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

      LAZARD ASSET MANAGEMENT. Effective October 1, 1998, Lazard began serving as one of the subadvisers to the Fund. Lazard, a division of Lazard Freres & Co. LLC, a New York limited liability company, manages approximately $75 billion, as of December 31, 1999, in investments for corporations, endowments, public and private pension plans and wealthy individuals and is recognized as one of the premier global investment advisory firms. Lazard has offices in New York and San Francisco. In addition, Lazard provides asset management services worldwide through its affiliates in London, Tokyo, Sydney, Frankfurt and Cairo. Lazard's address is 30 Rockefeller Center, New York, New York 10112.


INCOME FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 0.45% of the Fund's average daily net assets. VMF has voluntarily agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 0.75% of the Fund's average daily net assets; however, this waiver may be discontinued upon prior written notice to shareholders. The Fund commenced operations on January 20, 1998. For the period from commencement of operations to December 31, 1998, NAS received $5,839 in fees, net of waivers and reimbursements of $8,115. For the fiscal year ended December 31, 1999, NAS/VMF received $21,163 in fees, net of waivers in the amount of $9,754.

      VMF has selected two subadvisers, each of whom will manage part of the Fund's portfolio. Each subadviser receives an annual fee from VMF based on the average daily net assets of the portion of the Fund managed by that subadviser as specified below:

              SUBADVISORY FEES              AVERAGE DAILY NET ASSETS
               ---------------              ----------------------
                    0.25%                   on the first $100 million
                    0.15%                   on assets in excess of $100 million

      The fees for each of the subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham. For the fiscal year ended December 31, 1999, NAS paid $15,000 and $25,000 in fees to NCM Capital and Smith Graham, respectively. For the fiscal year ended December 31, 1998, NAS paid $15,000 and $25,000 in fees to NCM Capital and Smith Graham, respectively.

      Below is a brief description of each of the subadvisers.

      NCM CAPITAL MANAGEMENT GROUP, INC. NCM Capital was founded in 1986 and serves as one of the Fund's subadvisers. As of December 31, 1999, NCM Capital had approximately $5.7 billion in assets under management.

      NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 72% ; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 28%.

      SMITH GRAHAM & CO. ASSET MANAGERS, L.P. Smith Graham also services as a subadviser to the Fund. Its corporate offices are located at 6900 Chase Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides domestic, global and international money management. As of December 31, 1999, Smith Graham managed approximately $2.2 billion of assets.

      Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robecco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith and Jamie G. House.

GROWTH FOCUS FUND II

      As described in the prospectus, the Growth Focus Fund II is subject to base investment advisory fees that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of the Fund:

FUND              BENCHMARK      REQUIRED EXCESS      BASE ADVISORY          HIGHEST POSSIBLE       LOWEST POSSIBLE
                                    PERFORMANCE       FEE                     ADVISORY FEE AT       ADVISORY FEE AT
                                                                              EACH BREAK POINT     EACH BREAK POINT

Growth Focus II   Russell 1000         12.0%          0.90% for assets             1.10%                  0.68%
                  Growth                              up to $500 million,

                                                      0.80% for assets             0.98%                  0.62%
                                                      of $500 million
                                                      and more but less
                                                      than $2 billion,

                                                      0.75% for assets of          0.91%                  0.59%
                                                      $2 billion and more

      The performance adjustment works as follows: If the Growth Focus Fund II outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable Securities and Exchange Commission ("SEC") rules.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.35% until at least December 31, 2000.

      Turner Investment Partners, Inc. ("Turner") is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund:

FUND              BENCHMARK      REQUIRED EXCESS      BASE ADVISORY          HIGHEST POSSIBLE         LOWEST POSSIBLE
                                    PERFORMANCE       FEE                    SUBADVISORY FEE AT      SUBADVISORY FEE AT
                                                                              EACH BREAK POINT        EACH BREAK POINT

Growth Focus II   Russell 1000         12.0%          0.55% for assets              0.77%                   0.33%
                  Growth                              up to $500 million,

                                                      0.45% for assets              0.67%                   0.27%
                                                      of $500 million
                                                      and more but less
                                                      than $2 billion,

                                                         0.40% for assets of     0.57%                   0.24%
                                                         $2 billion and more

      These performance-based fees will be paid from the investment advisory fees received by VMF and will be subject to the same conditions.

      Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. As of June 1, 2000, the Fund had not commenced operations.

GARTMORE NSAT EMERGING MARKETS FUND, GARTMORE NSAT INTERNATIONAL GROWTH FUND, GARTMORE NSAT GLOBAL LEADERS FUND, GARTMORE NSAT EUROPEAN GROWTH FUND, AND GARTMORE NSAT GLOBAL SMALL COMPANIES FUND

      Under the terms of the Investment Advisory Agreement between the Trust and VGAMT, each of the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund and Gartmore NSAT Global Small Companies Fund pays VGAMT an annual fee equal to 1.15%, 1.00%, 1.00%, 1.00% and 1.15% respectively, of the Fund's average daily net assets. VGAMT has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for each of the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund and Gartmore NSAT Global Small Companies Fund to 1.75%, 1.60%, 1.55%, 1.60% and 1.75%, respectively. This waiver may be discontinued upon prior written notice to shareholders.

      VGAMT has selected Gartmore Global Partners ("Gartmore") to be the subadviser to the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, and Gartmore NSAT Global Small Companies Fund. For the investment management services provided to each Fund, Gartmore receives an annual fee from VMF in an amount equal to 1.15%, 1.00%, 1.00%, 1.00% and 1.15% respectively on each Fund. These fees are calculated at an annual rate based on each Fund's average daily net assets.

      Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages over $1 billion in assets.


FUND ADMINISTRATION SERVICES


Under the terms of a Fund Administration Agreement, VSA provides various administration and accounting services, including daily valuation of the remaining Fund's shares and preparation of financial statements, tax returns and regulatory reports.

      TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND, AND MONEY MARKET FUND. Villanova SA Capital Trust ("VSA") received a fee, calculated daily and paid monthly at an annual rate of 0.05% for each Fund's average net assets on the first $1 billion of assets and 0.04% on the assets of $1 billion and more. This fee was first implemented November 1, 1997.

      ALL OTHER FUNDS. For these services, each of the remaining Funds pays VSA an annual fee in the amount of 0.07% of the Fund's first $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of more than $1 billion.

      Effective September 1, 1999, the fund administration services previously performed for the Funds by Nationwide Advisory Services, Inc. ("NAS") were transferred to Villanova SA Capital Trust ("VSA"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After these changes were implemented, there was no change in the fees charged for fund administration services for each of the Funds.

      The fund administration fees are as follows:

                                                                                                          1997
                                      1999         1999              1998           1998           ADMINISTRATION FEES
            FUND                    RECEIVED      WAIVED           RECEIVED        WAIVED                WAIVED
           ------                  ----------   ----------         --------       --------              --------
Strategic Growth Fund               $22,082       $ ---            $3,959           $ ---                   $128
Strategic Value Fund                 11,014         ---             5,962             ---                    134
Equity Income Fund                   14,732         ---             5,513             ---                    147
High Income Bond Fund                36,554         ---            13,909             ---                    645
Balanced Fund                        43,819         ---            13,374             ---                    150
Multi Sector Bond Fund               37,020         ---            13,497             ---                    161
Small Cap Value Fund                 67,123         ---            14,497             ---                    158
Small Cap Growth Fund(1)             49,932      43,393               N/A             N/A                    N/A
Money Market Fund                   799,936         ---           608,781             N/A                 89,708
Small Company Fund(1)                88,960         ---               N/A             N/A                    N/A
Total Return Fund                 1,068,669         ---           947,890             N/A                135,272
Capital Appreciation Fund           539,831         ---           366,788             N/A                 37,284
Government Bond Fund                386,796         ---           301,517             N/A                 39,441
Global 50 Fund                       25,620         ---             9,361             ---                    616
Mid Cap Index Fund                    9,880         ---             4,969             ---                    358
Income Fund(2)                        4,809         ---             2,171             ---                    N/A
Growth Focus Fund II(3)                 N/A         N/A               N/A             N/A                    N/A
Quest Fund II                           N/A         N/A               N/A             N/A                    N/A
Global Tech. & Comm. Fund II
Global Life Sciences Fund II
NSAT Emerging Markets Fund(4)           N/A         N/A               N/A             N/A                    N/A
NSAT International Growth Fund(4)       N/A         N/A               N/A             N/A                    N/A
NSAT Global Leaders Fund(4)             N/A         N/A               N/A             N/A                    N/A
NSAT European Growth Fund(4)            N/A         N/A               N/A             N/A                    N/A

NSAT Global Small Companies Fund(4)     N/A         N/A               N/A             N/A                    N/A

------------

(1)  The Small Cap Growth Fund commenced operations on May 1, 1999.
(2)  The Income Fund commenced operations on January 20, 1998.
(3) The Growth Focus Fund II and NSAT Millenium Growth Fund commenced operations as of July, 2000.
(4) The NSAT Emerging Markets, NSAT International Growth, NSAT Global Leaders, NSAT European Growth, and NSAT Global Small Companies Funds commenced operations as of September 1, 2000.

ADMINISTRATIVE SERVICE PLAN

      Under the terms of an Administrative Services Plan, a Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for banks wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

      As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement effective July 1, 1999 pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, Nationwide Financial Services, Inc. and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of Nationwide Financial Services, Inc. or such other entity.


CUSTODIAN

      The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.


LEGAL COUNSEL

      Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      Nationwide Investors Services, Inc. (NIS), Three Nationwide Plaza, Columbus, Ohio 43215 is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is an affiliate of VMF. For these services, NIS is paid a fee by each Fund at the annual rate of 0.01% of that Fund's average daily net assets. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.


BROKERAGE ALLOCATIONS

      VMF or VGAMT (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations and other debt obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

      The primary consideration in portfolio security transactions is "best price-best execution," i.e., prompt and reliable execution at the most favorable prices and in the most effective manner possible taking into account all considerations discussed below. VMF, VGAMT or a subadviser always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best price-best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to VMF, VGAMT or a subadviser. In placing orders with such broker-dealers, VMF, VGAMT or a subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to VMF, VGAMT, or a subadviser even though its dollar value may be indeterminable, it does not directly benefit a Fund and its receipt or availability generally does not reduce VMF's, VGAMT's or a subadviser's normal research activities or expenses.

      Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of the variable life insurance policies or variable annuity contracts. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

      There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of VMF, VGAMT or a subadviser and their affiliates. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected for a Fund only when VMF, VGAMT or a subadviser believes that to do so is in the best interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

      In purchasing and selling investments for the Funds, it is the policy of each of the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by VMF, VGAMT, or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, each subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

      VMF or VGAMT and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to VMF, VGAMT or a subadviser is considered to be in addition to and not in lieu of services required to be performed by VMF or VGAMT under its investment advisory agreement or by the subadviser under its subadvisory agreement with VMF or VGAMT. The fees to VMF, VGAMT or to each of the subadvisers is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to VMF, VGAMT or a subadviser in serving its other clients. Subject to the policy of VMF, VGAMT or the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, VMF, VGAMT or a subadviser also may consider the broker-dealer's sale of shares of any fund for which VMF, VGAMT or the subadviser serves as investment adviser, subadviser or administrator.

      The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                      FOR THE YEAR ENDED DECEMBER 31, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                          --------------------
                                                                                     BROKERAGE OR RESEARCH SERVICES(1)
                                                                                      ----------------------------
---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            -----                                                 -----------         ---------          -----------

---------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                                               $348,253          $77,864,109           $98,375

---------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                                  66,667            5,013,018             7,859

---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                    27,780            8,088,262             8,659

---------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund                                                    379                   --                --

---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         47,558              858,024             1,248

---------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund                                                    --                   --                --

---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                               1,199,913          124,965,494           316,630

---------------------------------------------------------------------------------------------------------------------------
Global 50 Fund                                                       102,624                   --                --

---------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                                    60,773                   --                --

---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund(2)                                              16,381            6,004,581             9,600

---------------------------------------------------------------------------------------------------------------------------
Small Company Fund(3)                                                996,995          141,963,141           282,969

---------------------------------------------------------------------------------------------------------------------------
Income Fund                                                               --                   --                --

---------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                  1,982,239                   --                --

---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                            651,886                   --                --

---------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                                      --                   --                --

---------------------------------------------------------------------------------------------------------------------------
Growth Focus Fund II(4)                                                  N/A                  N/A               N/A

---------------------------------------------------------------------------------------------------------------------------
Quest Fund II(4)                                                         N/A                  N/A               N/A

---------------------------------------------------------------------------------------------------------------------------
Global Tech. & Comm. Fund

---------------------------------------------------------------------------------------------------------------------------
Global Life Sciences Fund

---------------------------------------------------------------------------------------------------------------------------
NSAT International Growth Fund(5)                                        N/A                  N/A               N/A

---------------------------------------------------------------------------------------------------------------------------
NSAT Global Leaders Fund(5)                                              N/A                  N/A               N/A

---------------------------------------------------------------------------------------------------------------------------
NSAT European Growth Fund(5)                                             N/A                  N/A               N/A

---------------------------------------------------------------------------------------------------------------------------

NSAT Global Small Companies Fund(5)                                      N/A                  N/A               N/A

------------

(1) This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

(2)  The Small Cap Growth Fund commenced operations on May 1, 1999.

(3) The information provided for `$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions `$ Amount'.

(4) The Growth Focus Fund II and NSAT Millenium Growth Fund commenced operations as of July ____, 2000.

(5) The NSAT Emerging Markets, NSAT International Growth, NSAT Global Leaders, NSAT European Growth, and NSAT Global Small Companies Funds commenced operations as of September 1, 2000.




---------------------------------------------------------------------------------------------------------------------------
                                           FOR THE YEAR ENDED DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                          --------------------
                                                                                     BROKERAGE OR RESEARCH SERVICES
                                                                                      ----------------------------
---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            -----                                                 -----------         ---------          -----------

---------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                                                $44,342                 $ --              $ --

---------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                                  40,906                   --                --

---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                    16,519            7,066,374             6,448

---------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund                                                     72                   --                --

---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         20,024              641,284             1,224

---------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund                                                    --                   --                --

---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                                 249,877                   --                --

---------------------------------------------------------------------------------------------------------------------------
Global 50 Fund                                                        37,313                   --                --

---------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                                    23,405                   --                --

---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund *                                                   --                   --                --

---------------------------------------------------------------------------------------------------------------------------
Small Company Fund                                                 1,252,284            3,155,796            13,596

---------------------------------------------------------------------------------------------------------------------------
Income Fund                                                               --                   --                --

---------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                    881,930                   --                --

---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                            699,978                   --                --

---------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                                      --                   --                --

---------------------------------------------------------------------------------------------------------------------------

* The Small Cap Growth Fund commenced operations on May 1, 1999.

---------------------------------------------------------------------------------------------------------------------------
                                           FOR THE YEAR ENDED DECEMBER 31, 1997

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                          --------------------
                                                                                     BROKERAGE OR RESEARCH SERVICES
                                                                                      ----------------------------

---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            -----                                                 -----------         ---------          -----------

---------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                                                 $2,117               $--0--           $ - 0 -

---------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                                   2,664                --0--           -- 0 --

---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                     1,319            1,018,166               910

---------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund                                                  --0--                --0--             --0--

---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                          1,038              315,101               420

---------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund                                                 --0--                --0--             --0--

---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                                   2,317                3,045                30

---------------------------------------------------------------------------------------------------------------------------
Global 50 Fund                                                         8,058                --0--             --0--

---------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                                     3,479              509,403               828

---------------------------------------------------------------------------------------------------------------------------
Small Company Fund                                                   887,672                   --                --

---------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                    924,959                   --                --

---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                            327,691                   --                --

---------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                                   --0--                   --                --

---------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                                      --0--                   --                --
---------------------------------------------------------------------------------------------------------------------------


      Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

      Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

      The following table lists the amount of brokerage commissions paid to affiliated brokers:


---------------------------------------------------------------------------------------------------------------------------
                                                                                        COMMISSIONS

---------------------------------------------------------------------------------------------------------------------------
           FUND                          BROKER                              1999            1998           1997

---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       Salomon Smith Barney                    $3,220         $2,010            N/A

---------------------------------------------------------------------------------------------------------------------------
Small Company Fund                  Lazard Freres                             $290           $542            N/A

---------------------------------------------------------------------------------------------------------------------------
Small Company Fund                  Neuberger & Berman                     $42,706        $31,801        $35,069

---------------------------------------------------------------------------------------------------------------------------

      During the year ended December 31, 1999, commissions paid by the Balanced Fund to Saloman Smith Barney represented 6.8% of total commissions paid by the Fund or 0.004% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 1999, commissions paid by the Small Company Fund to Lazard Freres and Neuberger & Berman represented less than 0.03% and 4.3%, respectively, of total commissions paid by the Fund or 0.000007% and 0.001%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.

      As of December 31, 1999, the following Funds held investments in their regular broker/dealers as follows:


---------------------------------------------------------------------------------------------------------------------------
 FUND                                                                                      SHARES/                  \
               SECURITY                                                                   PRINCIPAL               VALUE

---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
               Merrill Lynch & Co.                                                         130,100           $10,863,350

---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
               Merrill Lynch & Co.                                                           3,400              $283,900
               Morgan Stanley Dean Witter & Co.                                              3,400              $485,350

---------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund
               Donaldson, Lufkin, Jenrette, Inc.                                            15,500              $749,813
               Lehman Brother Holding, Inc.                                                 18,500            $1,566,719
               Paine Webber Group, Inc.                                                     29,500            $1,144,969

---------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund
               Merrill Lynch & Co.                                                           6,500              $542,750

---------------------------------------------------------------------------------------------------------------------------
Total Return Fund
               Morgan Stanley Dean Witter & Co.                                            165,000           $23,553,750

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 FUND                                                                                      SHARES/                  \
               SECURITY                                                                   PRINCIPAL               VALUE
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund
               Donaldson, Lufkin, Jenrette, Inc. 5.875%, 4/01/02                          $150,000              $145,605
               Lehman Brother Holding, Inc., 7.25%, 4/15/03                               $825,000              $819,244
               Merrill Lynch & Co., 6.00%, 11/15/04                                       $425,000              $402,754
               Paine Webber Group, Inc., 7.625%, 12/01/09                                 $600,000              $584,523

---------------------------------------------------------------------------------------------------------------------------
Income Fund
               Morgan Stanley Dean Witter & Co., 6.875%, 3/01/07                          $100,000               $96,237

---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
               Bear Stearns Co., 5.81%, 1/11/00                                        $10,000,000            $9,983,861
               Bear Stearns Co., 5.83%, 1/12/00                                        $10,000,000            $9,982,186
               Bear Stearns Co., 5.83%, 1/20/00                                         $8,000,000            $7,975,385
               Bear Stearns Co., 4.83%, 1/28/00                                        $10,000,000           $10,000,000
               Bear Stearns Co., 5.97%, 2/18/00                                        $10,000,000            $9,920,400
               Bear Stearns Co., 5.86%, 2/22/00                                        $10,000,000            $9,915,356

               Goldman Sachs Group, 5.98%, 1/13/00                                     $15,000,000           $14,970,100
               Goldman Sachs Group, 5.98%, 1/28/00                                     $25,000,000           $24,887,875
               Goldman Sachs Group, 5.97%, 2/14/00                                      $8,000,000            $7,941,627
               Goldman Sachs Group, 5.95%, 2/25/00                                      $8,000,000            $7,927,278

               Merrill Lynch & Co., 5.95%, 1/21/00                                     $10,000,000            $9,967,111
               Merrill Lynch & Co., 5.95%, 1/28/00                                     $10,000,000            $9,955,375
               Merrill Lynch & Co., 5.85%, 1/31/00                                     $16,000,000           $15,922,000
               Merrill Lynch & Co., 5.86%, 1/31/00                                     $10,000,000            $9,951,167
               Merrill Lynch & Co., 5.95%, 1/31/00                                      $8,118,000            $8,077,748
               Merrill Lynch & Co., 5.84%, 2/04/00                                      $5,045,000            $5,017,174

               Morgan Stanley Dean Witter & Co., 6.06%, 1/14/00                         $5,000,000            $4,989,059
               Morgan Stanley Dean Witter & Co., 6.10%, 1/14/00                        $10,000,000            $9,977,972
               Morgan Stanley Dean Witter & Co., 5.99%, 1/27/00                        $25,000,000           $24,891,847
               Morgan Stanley Dean Witter & Co., 5.95%, 2/15/00                        $20,000,000           $19,851,250

---------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund
               Merrill Lynch & Co., 5.97%, 9/11/00                                        $800,000              $552,587
               Merrill Lynch & Co., 6.00%, 11/15/04                                        $30,000               $28,430
               Paine Webber Group, Inc., 7.75%, 9/01/02                                   $100,000              $100,440
               Paine Webber Group, Inc., 7.625%, 12/01/09                                 $250,000              $243,551

---------------------------------------------------------------------------------------------------------------------------

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

      An insurance company purchases shares of the Funds at their net asset value using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

      The net asset value per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines) and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

      The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Funds listed on national exchanges are valued at the last quoted sales price on the principal exchange, or if there is no sale on that day, the securities are valued at the prior day's closing prices as provided by an independent pricing organization. Securities traded in the over-the-counter market are valued at the last quoted sale price, or if there is no sale on that day, the quoted bid price as provided by an independent pricing organization. U.S. Government securities are valued at the quoted bid price as provided from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less purchase by a non-money market fund are valued at amortized cost in accordance with provisions contained in Rule 2a-7 of the 1940 Act. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing organization does not provide a value or provides a value that does not represent fair value in the judgement of VSA or its designee, are valued at fair value in accordance with procedures authorized by the Trustees. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

      A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

      The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.


ADDITIONAL INFORMATION


DESCRIPTION OF SHARES

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 16 separate funds. Shares of each fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


VOTING RIGHTS

      Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

      (1) designate series of the Trust; or

      (2) change the name of the Trust; or

      (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

      Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds vote together, and not by fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act., a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.


SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.


TAX STATUS

      Each Fund is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code (the "Code"), and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

      Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (I) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities, and (iii) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

      In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The Board of Trustees reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.


OTHER TAX CONSEQUENCES
      Foreign Transactions. Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

      A Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the Fund to be subject to hyper inflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and
(b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A

Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (i) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and
(iii) the Fund will continue to qualify as a regulated investment company.

      Investment in Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), such Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Contracts. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

      The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

      On April 1, 1992 proposed regulations of the Internal Revenue Service were published providing a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund is able to make the foregoing election in the first year in which it is permitted to do so, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

      Derivative Instruments. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

      If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a regulated investment company.


TAX CONSEQUENCES TO SHAREHOLDERS

      Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Contracts. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Contracts.


FINANCIAL STATEMENTS

      The Report of Independent Accountants and Financial Statements of the Funds for the period ended December 31, 1999 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

                                   APPENDIX A


                                  BOND RATINGS


STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2. Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


INVESTMENT GRADE

      AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH/IBCA INVESTORS SERVICE, INC. BOND RATINGS

Fitch/IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated `F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (`BB' to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD, Bonds are in default on interest and/or principal payments. Such bonds are
DD   extremely speculative, and should be valued on the basis of their ultimate
&D recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery of these bonds, and `D' represents the lowest potential for recovery.

DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of `BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE                          DEFINITION
--------                       -----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+                            High credit quality. Protection factors are
AA                             strong. Risk is modest, but may vary slightly
AA-                            from time to time because of economic conditions.

A+                             Protection factors are average but adequate.
A                              However, risk factors are more variable and
A-                             greater in periods of economic stress.

BBB+                           Below average protection factors but still
BBB                            considered sufficient for prudent investment.
BBB-                           Considerable variability in risk during economic
                               cycles.

BB+                            Below investment grade but deemed likely to meet
BB                             obligations when due. Present or prospective
BB-                            financial protection factors fluctuate
                               according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+                             Below investment grade and possessing risk that
B                              obligations will not be met when due. Financial
B-                             protection factors will fluctuate widely
                               according to economic cycles, industry
                               conditions and/or company fortunes.
                               Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC                            Well below investment grade securities.
                               Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP                             Preferred stock with dividend arrearages.


SHORT-TERM RATINGS


STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated `D' is in payment default. the `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.


STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

     [ ] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     [ ] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

      Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.


MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.


MOODY'S NOTE RATINGS

MIG 1/VMIG 1         This designation denotes best quality. There is
                     present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2         This designation denotes high quality. Margins of
                     protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3         This designation denotes favorable quality. All
                     security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4         This designation denotes adequate quality.
                     Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


FITCH/IBCA SHORT-TERM RATINGS

Fitch/IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

      F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned `F-1+' and `F-1' ratings.

      F-3Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

      B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D Default. Issues assigned this rating are in actual or imminent payment default.

DUFF & PHELPS SHORT-TERM DEBT RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING
SCALE                               DEFINITION
--------                            ------------

               HIGH GRADE
               ----------

D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

               GOOD GRADE
               -----------

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

               SATISFACTORY GRADE
               ----------------

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

               NON-INVESTMENT GRADE
               --------------------

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               DEFAULT
               -------

D-5 Issuer failed to meet scheduled principal and/or interest payments.


THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.